Loans and Other Borrowings - Summary of Facilities Provided by Banks (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of facilities provided by banks [line items]
Unutilised facilities	$ 1,350
Committed [member] | After two but before five years [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities	1,350	$ 1,350
Uncommitted [member] | Within one year [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities	$ 50	$ 50